SEGMENTED INFORMATION (Details) - CAD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segmented Information
Total operating revenues (Note 4)	$ 11,562	$ 11,345	$ 10,745	$ 12,726	$ 12,889	$ 9,227	$ 11,116	$ 11,146	$ 46,378	$ 44,378	$ 34,560
Commodity and gas distribution costs									(29,401)	(28,637)	(24,005)
Operating and administrative									(6,792)	(6,442)	(4,358)
Impairment of property, plant and equipment									(1,104)	(4,463)	(1,376)
Goodwill impairment									(1,019)	(102)	0
Income/(loss) from equity investments									1,509	1,102	428
Other income/(expense)									(52)	452	1,032
Earnings/(loss) before interest and income taxes									9,519	6,288	6,281
Depreciation and amortization									(3,246)	(3,163)	(2,240)
Interest expense									(2,703)	(2,556)	(1,590)
Income taxes									(237)	2,697	(142)
Earnings/(loss)									3,333	3,266	2,309
Capital expenditures									6,872	8,422	5,129
Total assets	166,905				162,093				166,905	162,093
Liquids Pipelines
Segmented Information
Goodwill impairment									0	0
Gas Distribution
Segmented Information
Goodwill impairment									0	0
Green Power and Transmission
Segmented Information
Goodwill impairment									0	0
Business segments | Liquids Pipelines
Segmented Information
Total operating revenues (Note 4)									8,079	8,913	8,176
Commodity and gas distribution costs									(16)	(18)	(12)
Operating and administrative									(3,124)	(2,949)	(2,908)
Impairment of property, plant and equipment									(180)	0	(1,365)
Goodwill impairment									0	0
Income/(loss) from equity investments									577	416	194
Other income/(expense)									(5)	33	841
Earnings/(loss) before interest and income taxes									5,331	6,395	4,926
Capital expenditures									3,102	2,799	3,957
Total assets	68,798				63,881				68,798	63,881
Business segments | Gas Transmission and Midstream
Segmented Information
Total operating revenues (Note 4)									6,571	7,067	2,877
Commodity and gas distribution costs									(1,481)	(2,834)	(2,206)
Operating and administrative									(2,102)	(1,756)	(446)
Impairment of property, plant and equipment									(914)	(4,463)	(11)
Goodwill impairment									(1,019)	(102)
Income/(loss) from equity investments									930	653	223
Other income/(expense)									349	166	27
Earnings/(loss) before interest and income taxes									2,334	(1,269)	464
Capital expenditures									2,644	4,016	176
Total assets	60,559				60,745				60,559	60,745
Business segments | Gas Distribution
Segmented Information
Total operating revenues (Note 4)									5,470	4,992	2,976
Commodity and gas distribution costs									(2,748)	(2,689)	(1,653)
Operating and administrative									(1,111)	(960)	(553)
Impairment of property, plant and equipment									0	0	0
Goodwill impairment									0	0
Income/(loss) from equity investments									11	23	12
Other income/(expense)									89	24	49
Earnings/(loss) before interest and income taxes									1,711	1,390	831
Capital expenditures									1,066	1,177	713
Total assets	25,748				25,956				25,748	25,956
Business segments | Green Power and Transmission
Segmented Information
Total operating revenues (Note 4)									567	534	502
Commodity and gas distribution costs									(7)	0	5
Operating and administrative									(157)	(163)	(173)
Impairment of property, plant and equipment									(4)	0	0
Goodwill impairment									0	0
Income/(loss) from equity investments									(28)	6	2
Other income/(expense)									(2)	(5)	8
Earnings/(loss) before interest and income taxes									369	372	344
Capital expenditures									33	321	251
Total assets	5,716				6,289				5,716	6,289
Business segments | Energy Services
Segmented Information
Total operating revenues (Note 4)									26,228	23,282	20,364
Commodity and gas distribution costs									(25,689)	(23,508)	(20,473)
Operating and administrative									(73)	(47)	(63)
Impairment of property, plant and equipment									0	0	0
Goodwill impairment									0	0
Income/(loss) from equity investments									18	8	(3)
Other income/(expense)									(2)	2	(8)
Earnings/(loss) before interest and income taxes									482	(263)	(183)
Capital expenditures									0	1	0
Total assets	1,042				2,514				1,042	2,514
Intersegment Eliminations
Segmented Information
Total operating revenues (Note 4)									(537)	(410)	(335)
Commodity and gas distribution costs									540	412	334
Operating and administrative									(225)	(567)	(215)
Impairment of property, plant and equipment									(6)	0	0
Goodwill impairment									0	0
Income/(loss) from equity investments									1	(4)	0
Other income/(expense)									(481)	232	115
Earnings/(loss) before interest and income taxes									(708)	(337)	(101)
Capital expenditures									27	108	$ 32
Total assets	$ 5,042				$ 2,708				$ 5,042	$ 2,708
Customer Concentration Risk | Sales Revenue, Net | Largest Non-Affiliated Customer
Out of period adjustments
Concentration risk, percentage										11.80%	18.00%
Customer Concentration Risk | Sales Revenue, Net | Second Largest Customer
Out of period adjustments
Concentration risk, percentage											10.40%